Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Sep. 17, 2020	Mar. 31, 2020	Dec. 31, 2019	Nov. 20, 2019	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total stockholders' equity / partners' capital	$ 534,137,000	$ 424,395,000	$ 0			$ 100
Total stockholders' equity / partners' capital			$ 0	$ 236,967,000	$ 207,990,000		$ 196,824,000	$ 145,662,000
StepStone Group LP
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total stockholders' equity / partners' capital				236,967,000				145,662,000	$ 137,645,000	$ 143,484,000
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total stockholders' equity / partners' capital	53,000
Total stockholders' equity / partners' capital				502,000
Foreign currency translation adjustments | StepStone Group LP
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total stockholders' equity / partners' capital				502,000				432,000
Unrealized loss on defined benefit plan, net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total stockholders' equity / partners' capital				(324,000)
Unrealized loss on defined benefit plan, net | StepStone Group LP
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total stockholders' equity / partners' capital				(324,000)				(149,000)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total stockholders' equity / partners' capital	$ 53,000	$ (22,000)
Total stockholders' equity / partners' capital				178,000
Accumulated Other Comprehensive Income (Loss) | StepStone Group LP
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total stockholders' equity / partners' capital				$ 178,000				$ 283,000	$ 898,000	$ 252,000